SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Estimated useful life of intangible assets (Details)	12 Months Ended
Dec. 31, 2017
Minimum | Software, licences and other intangible assets
INTANGIBLE ASSETS
Estimated useful life of intangible assets	3 years
Minimum | Customer relationships and other
INTANGIBLE ASSETS
Estimated useful life of intangible assets	5 years
Maximum | Software, licences and other intangible assets
INTANGIBLE ASSETS
Estimated useful life of intangible assets	7 years
Maximum | Customer relationships and other
INTANGIBLE ASSETS
Estimated useful life of intangible assets	8 years